Statement of Changes in Net Assets Available for Benefits - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 2,254,640
Dividends	435,801
Total investment income	2,690,441
Contributions:
Employer	237,025
Employees	448,360
Employees - rollovers	34,889
Total contributions	720,274
Interest income on notes receivable from participants	34,611
Total additions	3,445,326
Deductions from net assets
Distributions paid to participants	2,759,568
Other deductions	66,295
Total deductions	2,825,863
Change in net assets available for benefits	619,463
Net assets available for benefits, beginning of year	25,752,429
Net assets available for benefits, end of year	$ 26,371,892